REVENUES - BY TYPE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 58,799	$ 51,161
Other revenue	9,027	5,610
Revenue	67,826	56,771
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	271	187
Other revenue	0	0
Revenue	271	187
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,833	3,107
Other revenue	6,609	4,968
Revenue	10,442	8,075
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,810	3,651
Other revenue	149	100
Revenue	3,959	3,751
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	6,333	4,859
Other revenue	758	154
Revenue	7,091	5,013
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	42,147	36,693
Other revenue	952	135
Revenue	43,099	36,828
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,396	2,651
Other revenue	60	32
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	9	13
Other revenue	499	221
Revenue	508	234
Residential Development
Disaggregation of Revenue [Line Items]
Revenue	2,456	2,683
Goods or services transferred over time [member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	20,752
Other revenue		18,239
Goods or services transferred over time [member] | Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	271	187
Goods or services transferred over time [member] | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,640	1,989
Goods or services transferred over time [member] | Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,715	3,572
Goods or services transferred over time [member] | Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	6,108	4,658
Goods or services transferred over time [member] | Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	8,006	7,833
Goods or services transferred over time [member] | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	12	0
Goods or services transferred over time [member] | Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Goods or services transferred at point in time [member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	38,047	32,922
Goods or services transferred at point in time [member] | Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Goods or services transferred at point in time [member] | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,193	1,118
Goods or services transferred at point in time [member] | Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	95	79
Goods or services transferred at point in time [member] | Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	225	201
Goods or services transferred at point in time [member] | Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	34,141	28,860
Goods or services transferred at point in time [member] | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,384	2,651
Goods or services transferred at point in time [member] | Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 9	$ 13